UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06373

SIT MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments

The Registrant, Sit Mutual Funds, Inc., is comprised of:

Sit International Growth Fund (Series A)

Sit Balanced Fund (Series B)

Sit Developing Markets Growth Fund (Series C)

Sit Small Cap Growth Fund (Series D)

Sit Dividend Growth Fund (Series G)

Sit Global Dividend Growth Fund (Series H)

The schedule of investments for each series of the Registrant as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding a particular fund and its holdings, please see that fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Balanced Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 61.6%
Communications - 1.9%
2,200	Rogers Communications, Inc.	88,880
3,075	Verizon Communications, Inc.	140,128

		229,008

Consumer Durables - 0.4%
900	Tupperware Brands Corp.	48,231

Consumer Non-Durables - 6.3%
925	Coach, Inc.	51,818
4,200	Coca-Cola Co.	159,306
1,325	General Mills, Inc.	52,801
800	NIKE, Inc.	75,928
2,275	PepsiCo, Inc.	161,002
1,650	Philip Morris International, Inc.	148,401
1,800	Procter & Gamble Co.	124,848

		774,104

Consumer Services - 1.9%
1,600	McDonald’s Corp.	146,800
650	Visa, Inc.	87,282

		234,082

Electronic Technology - 9.6%
550	Apple, Inc.	366,993
4,700	Applied Materials, Inc.	52,476
1,050	Avago Technologies, Ltd.	36,608
1,850	Broadcom Corp. *	63,973
2,750	Ciena Corp. *	37,400
1,400	EMC Corp. *	38,178
5,000	Intel Corp.	113,400
1,185	International Business Machines Corp.	245,828
2,900	Qualcomm, Inc.	181,221
2,025	VeriFone Systems, Inc. *	56,396

		1,192,473

Energy Minerals - 4.7%
800	Apache Corp.	69,176
2,200	Chevron Corp.	256,432
1,550	Marathon Petroleum Corp.	84,614
2,025	Occidental Petroleum Corp.	174,272

		584,494

Finance - 5.8%
1,175	ACE, Ltd.	88,830
1,225	Ameriprise Financial, Inc.	69,445
875	Franklin Resources, Inc.	109,436
455	Goldman Sachs Group, Inc.	51,725
2,800	JPMorgan Chase & Co.	113,344
2,000	Marsh & McLennan Cos., Inc.	67,860
600	PartnerRe, Ltd.	44,568

Quantity	Name of Issuer	Fair Value ($)
1,200	US Bancorp	41,160
3,700	Wells Fargo & Co.	127,761

		714,129

Health Services - 1.4%
1,005	Express Scripts Holding Co. *	62,984
600	McKesson Corp.	51,618
1,000	UnitedHealth Group, Inc.	55,410

		170,012

Health Technology - 6.0%
850	Allergan, Inc.	77,843
700	Baxter International, Inc.	42,182
3,200	Bristol-Myers Squibb Co.	108,000
1,375	Celgene Corp. *	105,050
1,400	Gilead Sciences, Inc. *	92,862
140	Intuitive Surgical, Inc. *	69,388
700	Johnson & Johnson	48,237
3,200	Pfizer, Inc.	79,520
1,200	Stryker Corp.	66,792
900	Thermo Fisher Scientific, Inc.	52,947

		742,821

Industrial Services - 1.2%
1,425	Schlumberger, Ltd.	103,070
1,200	Seadrill, Ltd.	47,064

		150,134

Non-Energy Minerals - 0.3%
1,000	Freeport-McMoRan Copper & Gold, Inc.	39,580

Process Industries - 1.5%
1,650	Ecolab, Inc.	106,936
700	EI du Pont de Nemours & Co.	35,189
475	Praxair, Inc.	49,343

		191,468

Producer Manufacturing - 5.6%
650	3M Co.	60,073
525	Caterpillar, Inc.	45,171
1,675	Danaher Corp.	92,376
1,100	Deere & Co.	90,739
1,625	Emerson Electric Co.	78,439
525	Flowserve Corp.	67,064
3,400	General Electric Co.	77,214
950	Honeywell International, Inc.	56,762
325	Precision Castparts Corp.	53,086
950	United Technologies Corp.	74,376

		695,300

Retail Trade - 6.1%
325	Amazon.com, Inc. *	82,654
600	Bed Bath & Beyond, Inc. *	37,800
550	Costco Wholesale Corp.	55,069

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Balanced Fund (Continued)

Quantity/ Principal Amount ($)	Name of Issuer	Fair Value ($)
1,750	CVS Caremark Corp.	84,735
1,900	Dick’s Sporting Goods, Inc.	98,515
1,425	Home Depot, Inc.	86,027
2,100	Target Corp.	133,287
2,300	TJX Cos., Inc.	103,017
950	Wal-Mart Stores, Inc.	70,110

		751,214

Technology Services - 6.9%
1,225	Accenture, PLC	85,787
900	Cognizant Technology Solutions Corp. *	62,928
255	Google, Inc. *	192,398
1,400	Informatica Corp. *	48,734
2,600	Microsoft Corp.	77,428
4,600	Oracle Corp.	144,854
140	priceline.com, Inc. *	86,622
200	Salesforce.com, Inc. *	30,538
825	Teradata Corp. *	62,213
650	VMware, Inc. *	62,881

		854,383

Transportation - 1.1%
800	Union Pacific Corp.	94,960
625	United Parcel Service, Inc.	44,731

		139,691

Utilities - 0.9%
1,300	Kinder Morgan, Inc.	46,176
1,800	Wisconsin Energy Corp.	67,806

		113,982

Total Common Stocks (cost: $5,534,517)
		7,625,106

Bonds - 34.3%
Asset-Backed Securities - 4.1%
24,732	Bayview Financial Acquisition Trust,
	2006-D 1A2, 5.66%, 12/28/36	25,378
90,014	Centex Home Equity,
	2004-D AF4, 4.68%, 6/25/32	91,582
	Citifinancial Mortgage Securities, Inc.:
28,909	2004-1 AF3, 3.77%, 4/25/34	28,314
67,769	2003-1 AF5, 4.78%, 1/25/33	70,312
46,534	Conseco Finance,
	2001-D M1, 1.57%, 11/15/32 [1]	42,401
43,009	First Franklin Mtge. Loan Asset-Backed Certs.,
	2005-FF2 M2, 0.68%, 3/25/35 [1]	41,902
18,019	Irwin Home Equity Corp.,
	2005-1 M1, 5.42%, 6/25/35	17,390
32,567	New Century Home Equity Loan Trust,
	2005-A A4W, 5.04%, 8/25/35	29,508
5,224	Origen Manufactured Housing,
	2002-A A3, 6.17%, 5/15/32 [1]	5,350

Principal Amount ($)	Name of Issuer	Fair Value ($)
75,000	RAAC Series,
	2005-SP2 1M1, 0.74%, 5/25/44 [1]	69,288
50,000	Residential Asset Mortgage Products, Inc.,
	2005-RZ3 A3, 0.62%, 9/25/35 [1]	47,463
19,533	Residential Asset Securities Corp.,
	2004 KS2 AI4, 4.18%, 12/25/31 [1]	20,031
18,785	Residential Funding Mortgage Securities II, Inc.,
	2003-HI2 A6, 4.76%, 7/25/28	18,354

		507,273

Collateralized Mortgage Obligations - 4.1%
23,276	Fannie Mae Grantor Trust,
	2004-T3, 1A3, 7.00%, 2/25/44	27,200
	Fannie Mae REMIC:
62,434	2009-30 AG, 6.50%, 5/25/39	69,987
32,589	2010-108 AP, 7.00%, 9/25/40	36,923
	Freddie Mac REMIC:
41,058	7.00%, 11/15/29	45,018
81,379	7.50%, 6/15/30	96,492
91,663	Government National Mortgage Association,
	2005-74 HA, 7.50%, 9/16/35	105,435
7,545	Master Asset Securitization Trust,
	2003-4 CA1, 8.00%, 5/25/18	7,993
50,000	Sequoia Mortgage Trust,
	2012-4 A2, 3.00%, 9/25/42 [1]	51,001
58,213	Vendee Mortgage Trust,
	2008-1 B, 7.99%, 3/15/25 [1]	70,205

		510,254

Corporate Bonds - 8.7%
50,000	Berkshire Hathaway Finance Corp.,
	5.40%, 5/15/18	60,280
50,000	Burlington Resources, Inc.,
	9.13%, 10/1/21	70,302
25,000	Comerica Bank (Subordinated),
	8.38%, 7/15/24	27,798
85,744	Continental Airlines 2009-1 Pass Thru Certs.,
	9.00%, 7/8/16	99,034
50,000	Google, Inc.,
	3.63%, 5/19/21	56,252
100,000	Johnson & Johnson,
	5.15%, 7/15/18	122,744
50,000	Microsoft Corp.,
	4.00%, 2/8/21	58,417
70,000	Northern States Power Co.,
	7.13%, 7/1/25	90,956
46,475	Northwest Airlines 1999-2 A Pass Thru Tr,
	7.58%, 3/1/19	50,252
75,000	Pacific Bell Telephone Co.,
	7.13%, 3/15/26	101,669
25,000	PacifiCorp,
	7.70%, 11/15/31	38,037

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Balanced Fund (Continued)

Principal Amount ($)	Name of Issuer		Fair Value ($)
25,000	PartnerRe Finance B LLC,
	5.50%, 6/1/20		27,561
72,978	Procter & Gamble ESOP,
	9.36%, 1/1/21		98,851
50,000	Shell International Finance BV,
	4.30%, 9/22/19		58,413
50,000	South Carolina Electric & Gas Co.,
	6.50%, 11/1/18		63,021
50,000	Statoil ASA,
	3.15%, 1/23/22		53,532

			1,077,119

Federal Home Loan Mortgage Corporation - 2.9%
76,952	2.50%,	4/1/27	81,006
38,888	2.50%,	4/1/27	40,918
25,156	6.50%,	1/1/14	25,623
45,842	7.00%,	7/1/32	53,049
26,062	7.00%,	5/1/34	30,257
37,507	7.00%,	11/1/37	43,403
16,934	7.00%,	1/1/39	19,585
29,931	7.50%,	11/1/36	36,689
11,968	8.00%,	9/1/15	13,032
14,563	8.38%,	5/17/20	16,704

			360,266

Federal National Mortgage Association - 5.6%
71,547	6.50%,	5/1/36	81,716
36,107	6.50%,	5/1/40	41,144
62,255	6.63%,	11/1/30	72,100
49,199	6.63%,	1/1/31	56,979
27,556	7.00%,	12/1/32	32,542
49,019	7.00%,	3/1/33	54,731
37,632	7.00%,	12/1/36	45,533
24,671	7.00%,	11/1/38	29,175
55,130	7.23%,	12/1/30	64,349
8,248	7.50%,	6/1/32	10,154
26,269	7.50%,	4/1/33	32,292
27,508	7.50%,	11/1/33	33,711
38,917	7.50%,	1/1/34	47,720
12,891	7.50%,	4/1/38	15,827
41,269	8.00%,	2/1/31	51,320
11,490	8.41%,	7/15/26	12,446
7,344	9.50%,	5/1/27	9,008
37	9.75%,	1/15/13	37

			690,784

Government National Mortgage Association - 3.1%
49,897	6.63%,	4/20/31	58,252
28,957	7.00%,	12/15/24	34,327
77,638	7.00%,	9/20/38	89,764
47,993	7.23%,	12/20/30	57,466
52,018	8.00%,	7/15/24	61,862

Principal Amount ($)/ Quantity	Name of Issuer	Fair Value ($)
73,131	8.38%, 3/15/31	76,851
1,016	9.50%, 9/20/18	1,171

		379,693

Taxable Municipal Securities - 1.7%
100,000	Academica Charter Schools,
	8.00%, 8/15/24 [4]	83,139
50,000	Coalinga-Huron Joint Unified Sch. Dist. G.O.,
	5.43%, 8/1/21	52,704
15,000	Madison Txbl. Promissory Notes G.O.,
	2.00%, 10/1/19	15,401
50,000	Texas St. Pub. Fin. Auth. Charter Sch. Fin. Rev.,
	8.75%, 8/15/27	52,035

		203,279

U.S. Government / Federal Agency Securities - 3.0%
50,000	U.S. Treasury Note,
	0.50%, 7/31/17	49,754
	U.S. Treasury Strips:
275,000	3.09%, 8/15/20 [6]	248,730
150,000	4.21%, 2/15/36 [6]	77,615

		376,099

Foreign Government Bonds - 1.1%
50,000	Hydro-Quebec,
	8.40%, 3/28/25	77,230
60,000	Province of Manitoba Canada,
	2.10%, 9/6/22	60,365

		137,595

Total Bonds
(cost: $4,013,083)		4,242,362

Closed-End Mutual Funds - 0.3%
4,300	American Strategic Income Portfolio, Inc. II	38,700

Total Closed-End Mutual Funds
(cost: $39,673)		38,700

Total Investments in Securities - 96.2%
(cost: $9,587,273)		11,906,168
Other Assets and Liabilities, net - 3.8%		466,831

Total Net Assets - 100.0%		$12,372,999

*	Non-income producing security.

[1]	Variable rate security. Rate disclosed is as of September 30, 2012.

[4]

144A Restricted Security. The total value of such security as of September 30, 2012 was $83,139 and represented 0.7% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon security. Rate disclosed is the effective yield on purchase date.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Balanced Fund (Continued)

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	7,625,106	—	—	7,625,106
Asset-Backed Securities	—	507,273	—	507,273
Collateralized Mortgage
Obligations	—	510,254	—	510,254
Corporate Bonds	—	1,077,119	—	1,077,119
Federal Home Loan Mortgage Corporation	—	360,266	—	360,266
Federal National Mortgage Association	—	690,784	—	690,784
Government National Mortgage Association	—	379,693	—	379,693
Taxable Municipal Securities	—	203,279	—	203,279
U.S. Government / Federal Agency Securities	—	376,099	—	376,099
Foreign Government Bonds	—	137,595	—	137,595
Closed-End Mutual Funds	38,700	—	—	38,700
Total:	7,663,806	4,242,362	—	11,906,168

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 94.7%
Communications - 3.7%
261,900	Rogers Communications, Inc.	10,580,760
385,500	Verizon Communications, Inc.	17,567,235

		28,147,995

Consumer Durables - 3.4%
152,400	Snap-On, Inc.	10,952,988
125,350	Stanley Black & Decker, Inc.	9,557,938
102,000	Tupperware Brands Corp.	5,466,180

		25,977,106

Consumer Non-Durables - 9.3%
53,300	Coach, Inc.	2,985,866
51,815	Colgate-Palmolive Co.	5,555,604
69,950	Diageo, PLC, ADR	7,885,464
205,000	General Mills, Inc.	8,169,250
56,800	NIKE, Inc.	5,390,888
220,000	PepsiCo, Inc.	15,569,400
121,200	Philip Morris International, Inc.	10,900,728
212,300	Procter & Gamble Co.	14,725,128

		71,182,328

Consumer Services - 1.9%w
103,900	McDonald’s Corp.	9,532,825
272,100	Pearson, PLC, ADR	5,316,834

		14,849,659

Electronic Technology - 9.9%
13,800	Apple, Inc.	9,208,188
477,600	Applied Materials, Inc.	5,332,404
190,800	Broadcom Corp. *	6,597,864
461,300	Intel Corp.	10,462,284
102,900	International Business Machines Corp.	21,346,605
166,700	Linear Technology Corp.	5,309,395
225,100	Qualcomm, Inc.	14,066,499
89,400	TE Connectivity, Ltd.	3,040,494

		75,363,733

Energy Minerals - 8.9%
42,900	Apache Corp.	3,709,563
238,500	Chevron Corp.	27,799,560
63,850	EQT Corp.	3,767,150
129,300	Marathon Petroleum Corp.	7,058,487
180,000	Occidental Petroleum Corp.	15,490,800
142,650	Royal Dutch Shell, PLC, ADR	10,170,945

		67,996,505

Finance - 13.9%
135,000	ACE, Ltd.	10,206,000
162,200	Ameriprise Financial, Inc.	9,195,118
127,179	First Republic Bank	4,382,588
65,100	Franklin Resources, Inc.	8,142,057
334,600	JPMorgan Chase & Co.	13,544,608

Quantity	Name of Issuer	Fair Value ($)
48,100	M&T Bank Corp.	4,577,196
284,100	Marsh & McLennan Cos., Inc.	9,639,513
101,750	PartnerRe, Ltd.	7,557,990
343,400	PennantPark Investment Corp.	3,643,474
124,000	Travelers Cos., Inc.	8,464,240
246,000	US Bancorp	8,437,800
219,600	Validus Holdings, Ltd.	7,446,636
323,300	Wells Fargo & Co.	11,163,549

		106,400,769

Health Services - 2.8%
190,700	Cardinal Health, Inc.	7,431,579
83,000	McKesson Corp.	7,140,490
128,700	UnitedHealth Group, Inc.	7,131,267

		21,703,336

Health Technology - 10.1%
66,400	Abbott Laboratories	4,552,384
162,500	Baxter International, Inc.	9,792,250
223,100	Bristol-Myers Squibb Co.	7,529,625
161,300	Covidien, PLC	9,584,446
179,800	Johnson & Johnson	12,390,018
258,200	Merck & Co., Inc.	11,644,820
580,400	Pfizer, Inc.	14,422,940
136,900	Stryker Corp.	7,619,854

		77,536,337

Industrial Services - 2.3%
87,600	National Oilwell Varco, Inc.	7,017,636
86,702	Oceaneering International, Inc.	4,790,286
141,200	Seadrill, Ltd.	5,537,864

		17,345,786

Non-Energy Minerals - 0.7%
128,100	Freeport-McMoRan Copper & Gold, Inc.	5,070,198

Process Industries - 1.4%
212,600	EI du Pont de Nemours & Co.	10,687,402

Producer Manufacturing - 8.9%
55,600	3M Co.	5,138,552
105,400	Autoliv, Inc.	6,531,638
71,400	Deere & Co.	5,889,786
188,500	Emerson Electric Co.	9,098,895
33,200	Flowserve Corp.	4,240,968
383,000	General Electric Co.	8,697,930
180,960	Honeywell International, Inc.	10,812,360
178,000	Tyco International, Ltd.	10,014,280
96,300	United Technologies Corp.	7,539,327

		67,963,736

Retail Trade - 6.1%
122,700	Cato Corp.	3,645,417
198,730	CVS Caremark Corp.	9,622,507
117,600	Home Depot, Inc.	7,099,512

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
177,000	Target Corp.	11,234,190
131,200	TJX Cos., Inc.	5,876,448
129,600	Wal-Mart Stores, Inc.	9,564,480

		47,042,554

Technology Services - 5.6%
170,800	Accenture, PLC	11,961,124
96,950	Automatic Data Processing, Inc.	5,687,087
458,500	Microsoft Corp.	13,654,130
215,600	Oracle Corp.	6,789,244
72,600	Syntel, Inc.	4,530,966

		42,622,551

Transportation - 1.8%
208,300	Knight Transportation, Inc.	2,978,689
60,900	Union Pacific Corp.	7,228,830
54,300	United Parcel Service, Inc.	3,886,251

		14,093,770

Utilities - 4.0%
300,500	Kinder Morgan, Inc.	10,673,760
121,200	NextEra Energy, Inc.	8,523,996
153,400	UGI Corp.	4,870,450
177,000	Wisconsin Energy Corp.	6,667,590

		30,735,796

Total Common Stocks
(cost: $647,517,824)		724,719,561

Quantity	Name of Issuer	Fair Value ($)
Closed-End Mutual Funds - 1.9%
327,900	Kayne Anderson MLP Investment Co.	10,243,596
146,800	Tortoise Energy Capital Corp.	4,128,016

Total Closed-End Mutual Funds
(cost: $13,407,666)		14,371,612

Total Investments in Securities—96.6%
(cost: $660,925,490)		739,091,173
Other Assets and Liabilities, net—3.4%		26,071,777

Total Net Assets—100.0%		$765,162,950

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    ADR — American Depositary Receipt

    PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	724,719,561	—	—	724,719,561
Closed-End Mutual Funds	14,371,612	—	—	14,371,612
Total:	739,091,173	—	—	739,091,173

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Global Dividend Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 96.9%
Asia - 6.4%
Australia - 3.3%
4,050	BHP Billiton, Ltd., ADR	277,870
1,350	Westpac Banking Corp., ADR	173,246

		451,116

China/Hong Kong - 1.2%
3,475	HSBC Holdings, PLC, ADR	161,448

Japan - 1.9%
6,300	Komatsu, Ltd.	123,479
4,600	Seven & I Holdings Co., Ltd.	140,959

		264,438

Europe - 27.1%
France - 1.0%
1,775	Schlumberger, Ltd.	128,386

Germany - 1.3%
1,100	Muenchener Rueckver	171,999

Ireland - 2.8%
2,050	Accenture, PLC	143,562
4,050	Covidien, PLC	240,651

		384,213

Norway - 1.4%
4,900	Seadrill, Ltd.	192,178

Spain - 1.4%
1,555	Inditex SA	193,213

Sweden - 1.0%
2,200	Autoliv, Inc.	136,334

Switzerland - 5.4%
1,900	ACE, Ltd.	143,640
600	Kuehne & Nagel International	67,898
3,865	Nestle SA	243,871
134	SGS SA	275,562

		730,971

United Kingdom - 12.8%
2,515	British American Tobacco, PLC	129,230
8,270	Burberry Group, PLC	133,909
74,385	Centrica, PLC	393,618
1,800	Diageo, PLC, ADR	202,914
6,500	GlaxoSmithKline, PLC, ADR	300,560
13,600	Pearson, PLC, ADR	265,744
4,575	Royal Dutch Shell, PLC, ADR	326,198

		1,752,173

North America - 63.4%
Bermuda - 1.0%
1,900	PartnerRe, Ltd.	141,132

Canada - 2.2%
7,500	Rogers Communications, Inc.	303,000

Quantity	Name of Issuer	Fair Value ($)
United States - 60.2%
1,050	3M Co.	97,041
265	Apple, Inc.	176,824
4,900	Applied Materials, Inc.	54,708
1,750	Automatic Data Processing, Inc.	102,655
3,000	Baxter International, Inc.	180,780
3,100	Bristol-Myers Squibb Co.	104,625
1,800	Broadcom Corp. *	62,244
4,300	Cardinal Health, Inc.	167,571
2,000	Caterpillar, Inc.	172,080
3,225	Chevron Corp.	375,906
3,800	CVS Caremark Corp.	183,996
2,100	Deere & Co.	173,229
4,700	EI du Pont de Nemours & Co.	236,269
3,600	Emerson Electric Co.	173,772
850	Franklin Resources, Inc.	106,310
2,975	Freeport-McMoRan Copper & Gold, Inc.	117,750
3,250	General Mills, Inc.	129,512
600	Goldman Sachs Group, Inc.	68,208
2,400	Home Depot, Inc.	144,888
2,575	Honeywell International, Inc.	153,856
8,300	Intel Corp.	188,244
1,350	International Business Machines Corp.	280,058
3,050	Johnson & Johnson	210,176
5,600	JPMorgan Chase & Co.	226,688
4,750	Kinder Morgan, Inc.	168,720
2,900	Linear Technology Corp.	92,365
2,525	Marathon Petroleum Corp.	137,840
4,100	Marsh & McLennan Cos., Inc.	139,113
3,075	McDonald’s Corp.	282,131
3,900	Merck & Co., Inc.	175,890
6,800	Microsoft Corp.	202,504
2,975	Occidental Petroleum Corp.	256,028
2,100	Oracle Corp.	66,129
2,900	PepsiCo, Inc.	205,233
10,000	Pfizer, Inc.	248,500
2,150	Philip Morris International, Inc.	193,371
2,000	Procter & Gamble Co.	138,720
3,200	Qualcomm, Inc.	199,968
1,775	Snap-On, Inc.	127,569
1,500	Stanley Black & Decker, Inc.	114,375
3,100	Target Corp.	196,757
3,000	TJX Cos., Inc.	134,370
1,600	Travelers Cos., Inc.	109,216
2,250	Tupperware Brands Corp.	120,578
775	Union Pacific Corp.	91,992
900	United Parcel Service, Inc.	64,413
1,900	United Technologies Corp.	148,751
6,600	US Bancorp	226,380
6,300	Verizon Communications, Inc.	287,091

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Global Dividend Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
900	Wal-Mart Stores, Inc.	66,420
3,700	Wells Fargo & Co.	127,761

		8,209,575

Total Common Stocks
(cost: $11,714,839)		13,220,176

Closed-End Mutual Funds—1.3%
3,400	Kayne Anderson MLP Investment Co.	106,216
2,500	Tortoise Energy Capital Corp.	70,300

Total Closed-End Mutual Funds
(cost: $148,353)		176,516
Total Investments in Securities—98.2%
(cost: $11,863,192)		13,396,692
Other Assets and Liabilities, net—1.8%		250,973

Total Net Assets—100.0%		$13,647,665

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	13.2%
Energy Minerals	10.9
Health Technology	10.7
Consumer Non-Durables	9.1
Producer Manufacturing	8.6
Electronic Technology	7.7
Retail Trade	7.4
Communications	4.3
Consumer Durables	4.1
Consumer Services	4.0
Technology Services	3.8
Non-Energy Minerals	2.9
Industrial Services	2.4
Commercial Services	2.0
Process Industries	1.7
Transportation	1.7
Utilities	1.2
Health Services	1.2
Closed-End Mutual Funds	1.3

98.2
Other Assets and Liabilities, net	1.8

100.0%

    ADR — American Depositary Receipt

    MLP — Master Limited Partnership

    PLC — Public Limited Company

See accompanying notes to schedule of investments.
8

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Global Dividend Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Australia	451,116	—	—	451,116
Bermuda	141,132	—	—	141,132
Canada	303,000	—	—	303,000
China/Hong Kong	161,448	—	—	161,448
France	128,386	—	—	128,386
Germany	—	171,999	—	171,999
Ireland	384,213	—	—	384,213
Japan	—	264,438	—	264,438
Norway	192,178	—	—	192,178
Spain	—	193,213	—	193,213
Sweden	136,334	—	—	136,334
Switzerland	143,640	587,331	—	730,971
United Kingdom	1,095,416	656,757	—	1,752,173
United States	8,209,575	—	—	8,209,575
	11,346,438	1,873,738	—	13,220,176
Closed-End Mutual Funds	176,516	—	—	176,516
Total:	11,522,954	1,873,738	—	13,396,692

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Small Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 95.8%
Commercial Services - 0.9%
7,200	Factset Research Systems, Inc.	694,224

Communications - 2.1%
13,150	SBA Communications Corp. *	827,135
32,200	TW Telecom, Inc. *	839,454

		1,666,589

Consumer Durables - 6.6%
11,400	Fossil, Inc. *	965,580
18,000	Polaris Industries, Inc.	1,455,660
19,100	Snap-On, Inc.	1,372,717
26,500	Tupperware Brands Corp.	1,420,135

		5,214,092

Consumer Non-Durables - 6.7%
65,400	Iconix Brand Group, Inc. *	1,192,896
26,500	Monster Beverage Corp. *	1,435,240
35,600	Schweitzer-Mauduit International, Inc.	1,174,444
15,500	True Religion Apparel, Inc.	330,615
49,200	Vera Bradley, Inc. *	1,173,420

		5,306,615

Consumer Services - 1.9%
18,000	Buffalo Wild Wings, Inc. *	1,543,320

Electronic Technology - 7.1%
69,500	Ciena Corp. *	945,200
4,400	F5 Networks, Inc. *	460,680
14,700	MICROS Systems, Inc. *	722,064
46,900	Skyworks Solutions, Inc. *	1,105,198
15,800	Synaptics, Inc. *	379,516
23,200	Veeco Instruments, Inc. *	696,464
28,700	VeriFone Systems, Inc. *	799,295
26,100	Volterra Semiconductor Corp. *	570,807

		5,679,224

Energy Minerals - 3.4%
49,700	Gulfport Energy Corp. *	1,553,622
66,300	Northern Oil and Gas, Inc. *	1,126,437

		2,680,059

Finance - 8.7%
11,000	Affiliated Managers Group, Inc. *	1,353,000
13,800	Allied World Assurance Co. Holdings AG	1,066,050
23,300	Axis Capital Holdings, Ltd.	813,636
14,400	First Republic Bank/CA	496,224
17,000	Signature Bank/New York NY *	1,140,360
12,650	Stifel Financial Corp. *	425,040
38,500	TCF Financial Corp.	459,690
34,300	Validus Holdings, Ltd.	1,163,113

		6,917,113

Quantity	Name of Issuer	Fair Value ($)
Health Services - 1.2%
10,400	Stericycle, Inc. *	941,408

Health Technology - 13.5%
18,700	Alexion Pharmaceuticals, Inc. *	2,139,280
15,600	Celgene Corp. *	1,191,840
8,400	Cubist Pharmaceuticals, Inc. *	400,512
11,400	Haemonetics Corp. *	914,280
2,450	Intuitive Surgical, Inc. *	1,214,294
15,200	NuVasive, Inc. *	348,232
18,400	PerkinElmer, Inc.	542,248
9,100	Techne Corp.	654,654
31,300	Thoratec Corp. *	1,082,980
21,000	Tornier NV *	397,950
13,900	United Therapeutics Corp. *	776,732
37,100	Volcano Corp. *	1,059,947

		10,722,949

Industrial Services - 5.7%
15,500	Atwood Oceanics, Inc. *	704,475
27,400	Chicago Bridge & Iron Co. NV	1,043,666
9,800	Core Laboratories NV	1,190,504
11,700	Lufkin Industries, Inc.	629,694
31,000	Waste Connections, Inc.	937,750

		4,506,089

Non-Energy Minerals - 1.6%
12,700	Haynes International, Inc.	662,305
50,600	Stillwater Mining Co. *	596,574

		1,258,879

Process Industries - 3.2%
6,400	CF Industries Holdings, Inc.	1,422,336
19,000	Olin Corp.	412,870
15,900	Scotts Miracle-Gro Co.	691,173

		2,526,379

Producer Manufacturing - 9.9%
35,100	AMETEK, Inc.	1,244,295
18,800	Applied Industrial Technologies, Inc.	778,884
14,000	CLARCOR, Inc.	624,820
9,300	Esterline Technologies Corp. *	522,102
28,400	IDEX Corp.	1,186,268
14,000	Lincoln Electric Holdings, Inc.	546,700
8,400	MSC Industrial Direct Co., Inc.	566,664
23,000	Trimble Navigation, Ltd. *	1,096,180
10,000	Wabtec Corp.	802,900
14,000	Woodward Governor Co.	475,720

		7,844,533

Retail Trade - 8.5%
23,000	Casey’s General Stores, Inc.	1,314,220
13,500	Cato Corp.	401,085
28,600	Dick’s Sporting Goods, Inc.	1,482,910

See accompanying notes to schedule of investments.
10

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Small Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
40,100	Dunkin’ Brands Group, Inc.	1,170,720
14,500	Lululemon Athletica, Inc. *	1,072,130
14,100	Ulta Salon Cosmetics & Fragrance, Inc.	1,357,900

		6,798,965

Technology Services - 12.3%
25,000	ANSYS, Inc. *	1,835,000
7,900	Citrix Systems, Inc. *	604,903
20,100	Concur Technologies, Inc. *	1,481,973
40,100	Informatica Corp. *	1,395,881
17,600	Solera Holdings, Inc.	772,112
22,500	Syntel, Inc.	1,404,225
22,800	Ultimate Software Group, Inc. *	2,327,880

		9,821,974

Transportation - 1.4%
18,900	Hub Group, Inc. *	560,952
38,100	Knight Transportation, Inc.	544,830

		1,105,782

Quantity	Name of Issuer	Fair Value ($)
Utilities - 1.1%
6,300	ITC Holdings Corp.	476,154
13,100	UGI Corp.	415,925

		892,079

Total Common Stocks
(cost: $56,212,551)		76,120,273

Total Investments in Securities—95.8%
(cost: $56,212,551)		76,120,273
Other Assets and Liabilities, net—4.2%		3,339,419

Total Net Assets—100.0%		$79,459,692

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	76,120,273	—	—	76,120,273
Total:	76,120,273	—	—	76,120,273

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit International Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 96.7%
Africa/Middle East - 2.4%
Israel - 1.3%
6,200	Teva Pharmaceutical Industries, Ltd., ADR	256,742

South Africa - 1.1%
5,100	Sasol, Ltd., ADR	227,358

Asia - 24.6%
Australia - 6.5%
7,700	Australia & New Zealand Banking Group, Ltd.	196,778
20,475	BHP Billiton, Ltd.	699,608
3,300	Rio Tinto, PLC, ADR	154,307
1,950	Westpac Banking Corp., ADR	250,244

		1,300,937

China/Hong Kong - 4.2%
33,950	HSBC Holdings, PLC	315,724
12,400	HSBC Holdings, PLC	115,193
13,200	New Oriental Education & Tech. Group, ADR	220,044
8,880	Standard Chartered, PLC	201,212

		852,173

Japan - 10.3%
47,000	Daicel Corp.	281,508
1,200	Fanuc, Ltd.	193,150
14,500	Honda Motor Co., Ltd.	448,128
18,100	Komatsu, Ltd.	354,758
14,000	Kubota Corp.	141,292
5,400	Makita Corp.	209,028
6,600	Seven & I Holdings Co., Ltd.	202,246
1,500	SMC Corp.	241,401

		2,071,511

Singapore - 1.0%
17,000	DBS Group Holdings, Ltd.	198,564

South Korea - 2.6%
775	Hyundai Mobis	215,454
500	Samsung Electronics Co., Ltd., GDR	301,000

		516,454

Europe - 61.3%
France - 5.7%
2,525	BNP Paribas	119,713
3,930	Dassault Systemes SA	412,901
7,350	Ingenico	377,829
3,150	Schlumberger, Ltd.	227,840

		1,138,283

Germany - 6.0%
3,625	Adidas AG	297,472
2,950	Allianz SE	351,827
2,190	Muenchener Rueckver	342,434

Quantity	Name of Issuer	Fair Value ($)
835	Rational AG	209,429

		1,201,162

Ireland - 2.1%
6,900	Covidien, PLC	409,998

Italy - 0.7%
3,600	Tenaris SA, ADR	146,771

Netherlands - 2.5%
5,100	ASML Holding NV	273,768
29,400	ING Groep NV *	232,854

		506,622

Norway - 1.8%
9,400	Seadrill, Ltd.	368,668

Spain - 1.9%
3,012	Inditex SA	374,250

Sweden - 2.0%
3,300	Autoliv, Inc.	204,501
2,175	Millicom International Cellular SA, SDR	201,810

		406,311

Switzerland - 14.4%
1,550	Kuehne & Nagel International	175,404
10,220	Nestle SA	644,855
4,900	Novartis AG	299,897
2,215	Roche Holding AG	414,308
235	SGS SA	483,262
2,365	Sulzer AG	345,220
1,410	Syngenta AG	527,456

		2,890,402

United Kingdom - 24.2%
11,820	British American Tobacco, PLC	607,354
14,000	Burberry Group, PLC	226,689
110,395	Centrica, PLC	584,169
6,400	Diageo, PLC, ADR	721,472
12,475	GlaxoSmithKline, PLC, ADR	576,844
29,000	Pearson, PLC, ADR	566,660
8,550	Reckitt Benckiser Group, PLC	492,606
11,100	Royal Dutch Shell, PLC, ADR	791,430
104,500	Vodafone Group, PLC	296,952

		4,864,176

Latin America - 2.2%
Argentina - 0.7%
1,825	MercadoLibre, Inc.	150,654

Brazil - 1.0%
4,100	AGCO Corp. *	194,668

Peru - 0.5%
3,100	Southern Copper Corp.	106,532

See accompanying notes to schedule of investments.
12

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit International Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
North America - 6.2%
Bermuda - 1.7%
4,575	PartnerRe, Ltd.	339,831

Canada - 4.5%
2,100	Canadian National Railway Co.	185,283
2,175	Lululemon Athletica, Inc. *	160,820
7,200	Rogers Communications, Inc.	290,880
4,700	Royal Bank of Canada	269,827

		906,810

Total Common Stocks
(cost: $15,920,036)		19,428,877

Total Investments in Securities - 96.7%
(cost: $15,920,036)		19,428,877
Other Assets and Liabilities, net - 3.3%		655,656

Total Net Assets - 100.0%		$20,084,533

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	14.6%
Producer Manufacturing	12.7
Consumer Non-Durables	12.3
Health Technology	9.7
Energy Minerals	8.0
Non-Energy Minerals	4.8
Electronic Technology	4.7
Consumer Durables	4.4
Process Industries	4.0
Communications	3.9
Consumer Services	3.9
Industrial Services	3.7
Retail Trade	3.7
Commercial Services	2.4
Technology Services	2.1
Transportation	1.8

96.7
Other Assets and Liabilities, net	3.3

100.0%

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

SDR — Swedish Depositary Receipt

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (see notes to Schedule of Investments):

		Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	150,654	—	—	150,654
Australia	404,551	896,386	—	1,300,937
Bermuda	339,831	—	—	339,831
Brazil	194,668	—	—	194,668
Canada	906,810	—	—	906,810
China/Hong Kong	220,044	632,129	—	852,173
France	227,840	910,443	—	1,138,283
Germany	—	1,201,162	—	1,201,162
Ireland	409,998	—	—	409,998
Israel	256,742	—	—	256,742
Italy	146,771	—	—	146,771
Japan	—	2,071,511	—	2,071,511
Netherlands	273,768	232,854	—	506,622
Norway	368,668	—	—	368,668
Peru	106,532	—	—	106,532
Singapore	—	198,564	—	198,564
South Africa	227,358	—	—	227,358
South Korea	301,000	215,454	—	516,454
Spain	—	374,250	—	374,250
Sweden	204,501	201,810	—	406,311
Switzerland	—	2,890,402	—	2,890,402
United Kingdom	2,656,406	2,207,770	—	4,864,176
Total:	7,396,142	12,032,735	—	19,428,877

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
14

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Developing Markets Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 99.4%
Africa/Middle East - 8.5%
Israel - 0.8%
2,800	NICE Systems, Ltd., ADR *	93,016

South Africa - 7.7%
7,300	Bidvest Group, Ltd.	180,591
10,700	MTN Group, Ltd.	206,565
3,960	Naspers, Ltd.	245,607
6,200	Sasol, Ltd., ADR	276,396

		909,159

Asia - 56.5%
Australia - 4.7%
5,900	BHP Billiton, Ltd., ADR	404,799
2,700	Rio Tinto, Ltd.	148,304

		553,103

China/Hong Kong - 22.6%
1,650	Baidu, Inc., ADR *	192,753
159,000	Belle International Holdings, Ltd.	287,336
3,800	China Life Insurance Co., Ltd., ADR	164,806
31,000	China Mengniu Dairy Co., Ltd.	92,609
110,000	China Oilfield Services, Ltd.	199,205
49,500	China Shenhua Energy Co., Ltd.	191,273
2,500	China Unicom Hong Kong, Ltd., ADR	40,775
1,850	CNOOC, Ltd., ADR	375,050
36,000	ENN Energy Holdings, Ltd.	151,163
26,500	Hengan International Group Co., Ltd.	249,656
11,300	New Oriental Education & Tech. Group, ADR	188,371
58,000	PetroChina Co., Ltd.	74,984
6,900	Tencent Holdings, Ltd.	233,604
149,000	Travelsky Technology, Ltd.	78,958
123,000	Want Want China Holdings, Ltd.	156,574

		2,677,117

India - 2.6%
5,100	ICICI Bank, Ltd., ADR	204,714
3,200	Reliance Industries, Ltd., GDR [4]	101,585

		306,299

Indonesia - 2.3%
362,000	Astra International Tbk PT	279,016

Philippines - 1.4%
254,900	Manila Water Co., Inc.	165,151

Singapore - 1.0%
10,000	DBS Group Holdings, Ltd.	116,803

Quantity	Name of Issuer	Fair Value ($)
South Korea - 15.1%
14,605	Cheil Worldwide, Inc.	309,736
760	E-Mart Co., Ltd.	165,375
650	Hyundai Mobis	180,703
9,007	Industrial Bank of Korea	98,698
1,100	POSCO, ADR	89,693
545	Samsung Electronics Co., Ltd.	656,779
8,500	Shinhan Financial Group Co., Ltd.	288,903

		1,789,887

Taiwan - 4.4%
58,856	Cathay Financial Holding Co., Ltd.	62,816
25,960	Hon Hai Precision Industry Co., Ltd., GDR	163,281
95,482	Taiwan Semiconductor Co.	293,729

		519,826

Thailand - 2.4%
43,700	Bangkok Bank PCL	284,641

Europe - 3.0%
Russia - 1.6%
18,550	Gazprom OAO, ADR	186,945

Sweden - 1.4%
1,875	Millicom International Cellular SA, SDR	173,974

Latin America - 31.4%
Argentina - 1.1%
1,500	MercadoLibre, Inc.	123,825

Brazil - 22.4%
6,300	AES Tiete SA	69,643
5,025	AGCO Corp. *	238,587
13,000	Arcos Dorados Holdings, Inc.	200,590
20,577	Banco Bradesco SA	329,780
5,000	Cia Brasileira de Distribuicao Grupo Pao de
	Acucar, ADR	225,550
12,700	Cia de Bebidas das Americas, ADR	486,029
9,300	Embraer SA, ADR	247,566
31,000	Petrobras	341,768
8,250	Telefonica Brasil SA, ADR	179,355
18,800	Vale SA, ADR	336,520

		2,655,388

Chile - 1.9%
3,100	Banco Santander Chile, ADR	227,044

Mexico - 3.9%
11,300	America Movil SAB de CV, ADR	287,472
2,500	Grupo Televisa SA, ADR	58,775
39,700	Wal-Mart de Mexico	111,805

		458,052

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Developing Markets Growth Fund (Continued)

Quantity Name of Issuer	Fair Value ($)
Peru - 2.1%
7,350 Southern Copper Corp.	252,549

Total Common Stocks
(cost: $8,363,390)	11,771,795

Total Investments in Securities—99.4%
(cost: $8,363,390)	11,771,795
Other Assets and Liabilities, net—0.6%	68,969

Total Net Assets—100.0%	$11,840,764

*	Non-income producing security.
4

144A Restricted Security. The total value of such security as of September 30, 2012 was $101,585 and represented 0.9% of net assets. This security has been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	15.0%
Energy Minerals	13.1
Consumer Non-Durables	10.7
Non-Energy Minerals	10.4
Electronic Technology	10.2
Consumer Services	8.0
Communications	7.5
Producer Manufacturing	6.5
Retail Trade	5.3
Technology Services	3.6
Utilities	3.3
Commercial Services	2.6
Industrial Services	1.7
Consumer Durables	1.5

99.4
Other Assets and Liabilities, net	0.6

100.0%

    ADR — American Depositary Receipt

    GDR — Global Depositary Receipt

    SDR — Swedish Depositary Receipt

See accompanying notes to schedule of investments.
16

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2012 is as follows (see notes to schedule of investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	123,825	—	—	123,825
Australia	404,799	148,304	—	553,103
Brazil	2,655,388	—	—	2,655,388
Chile	227,044	—	—	227,044
China/Hong Kong	961,755	1,715,362	—	2,677,117
India	306,299	—	—	306,299
Indonesia	—	279,016	—	279,016
Israel	93,016	—	—	93,016
Mexico	458,052	—	—	458,052
Peru	252,549	—	—	252,549
Philippines	—	165,151	—	165,151
Russia	—	186,945	—	186,945
Singapore	—	116,803	—	116,803
South Africa	276,396	632,763	—	909,159
South Korea	89,693	1,700,194	—	1,789,887
Sweden	—	173,974	—	173,974
Taiwan	—	519,826	—	519,826
Thailand	—	284,641	—	284,641
	5,848,816	5,922,979	—	11,771,795
Total:	5,848,816	5,922,979	—	11,771,795

The Fund adjusts the closing price of foreign equity securities by applying a systematic process for events occurring after the close of the foreign exchange. At each reporting period, this process is applied for all foreign securities and therefore all foreign securities are classified as level 2. There are no transfers between level 1 and level 2 between reporting periods as a result of applying this process. Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2012	17

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For foreign equities, the pricing services adjust closing prices by applying a systematic process for events occurring after the close of the foreign exchange by utilizing such inputs as Depositary Receipts, quoted prices for similar securities, exchange rates, and certain indexes. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Funds’ investments as of September 30, 2012 is included with the Funds’ schedule of investments.

Foreign Currency Translations

The fair value of securities and other assets and liabilities denominated in foreign currencies for Global Dividend Growth, International Growth and Developing Markets Growth Funds are translated daily into U.S. dollars at the closing rate of exchange (approximately 4:00 p.m. E.S.T).

At September 30, 2012, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

18

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012 (Continued)

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Balanced	$2,481,681	$(162,786)	$2,318,895	$9,587,273
Dividend Growth	82,387,448	(4,221,765)	78,165,683	660,925,490
Global Dividend Growth	1,739,573	(206,073)	1,533,500	11,863,192
Small Cap Growth	22,844,833	(2,937,111)	19,907,722	56,212,551
International Growth	3,896,884	(388,043)	3,508,841	15,920,036
Developing Markets Growth	3,896,749	(488,344)	3,408,405	8,363,390

19

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the “Registrant”) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 1, 2012

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 1, 2012